Description of Business, Going Concern and Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency transaction gains (losses), net	$ 2	$ (7)	$ (4)